Cover	Oct. 14, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119500
Document Period End Date	Oct. 14, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2632
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in preferred securities. The sponsor has selected Flaherty & Crumrine Incorporated (“Flaherty”) to serve as the trust’s portfolio consultant. The portfolio consultant is responsible for assisting the sponsor with the selection of the trust’s portfolio.